Restructuring (Details) (USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Restructuring [Line Items]
Restructuring, number of employees separated during current fiscal year	72
Restructuring, number of employees separated, inception to date	962
Severance and other benefits [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	$ 5,000,000	$ 16,000,000	$ 74,000,000
Project cancellation settlements [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	0	0	7,000,000
Inventory Charges [Member] | Cost of sales [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	0	19,000,000	63,000,000
Restructuring Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	5,000,000	35,000,000	144,000,000
Consulting [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	37,000,000	50,000,000	76,000,000
Restructuring And Restructuring Related Costs [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	42,000,000	85,000,000	220,000,000
Restructuring And Restructuring Related Costs [Member] | Cost of sales [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	0	19,000,000	63,000,000
Restructuring And Restructuring Related Costs [Member] | Selling General And Administrative Expense [Member]
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives	42,000,000	66,000,000	157,000,000
Rewiring for Growth [Member] | Accrued expenses and other liabilities [Member]
Restructuring Reserve [Roll Forward]
Reserve Balance, beginning of period	0	4,000,000
Charges	5,000,000	19,000,000
Cash Payments	(5,000,000)	(23,000,000)
Reserve Balance, end of period	0	0
Customer Centric Retailing [Member]
Customer Centric Retailing Initiative [Abstract]
Total Customer Centric Retailing Program Costs	144,000,000	71,000,000	5,000,000
Customer Centric Retailing program costs - selling, general and administrative expenses	84,000,000	45,000,000	5,000,000
Customer Centric Retailing program costs - capital	60,000,000	26,000,000	0
Customer Centric Retailing [Member] | Existing Stores [Member]
Customer Centric Retailing Initiative [Abstract]
Approximate number of existing stores to be involved in Customer Centric Retailing initiative (in stores)	5,500
Number of stores converted to Customer Centric Retailing format (in stores)	5,078
Customer Centric Retailing [Member] | New Stores [Member]
Customer Centric Retailing Initiative [Abstract]
Number of stores converted to Customer Centric Retailing format (in stores)	509
Expected cost of Customer Centric Retailing conversion per store	$ 45,000